Schedule of Investments (unaudited)	iShares® MSCI Israel ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.1%
Elbit Systems Ltd.	19,396	$3,864,218

Banks — 21.3%
Bank Hapoalim BM	924,191	7,807,900
Bank Leumi Le-Israel BM	1,108,796	8,311,030
FIBI Holdings Ltd.	12,882	555,773
First International Bank Of Israel Ltd. (The)	40,145	1,606,277
Israel Discount Bank Ltd., Class A	899,899	4,333,300
Mizrahi Tefahot Bank Ltd.	112,377	4,005,906
		26,620,186
Broadline Retail — 1.8%
Global-e Online Ltd.(a)	65,721	2,250,944

Capital Markets — 0.3%
Tel Aviv Stock Exchange Ltd.(a)	68,127	374,139

Chemicals — 2.8%
ICL Group Ltd.	562,819	2,835,028
Israel Corp Ltd.(a)	2,798	701,489
		3,536,517
Communications Equipment — 0.2%
Ituran Location and Control Ltd.	11,016	295,669

Construction & Engineering — 2.1%
Ashtrom Group Ltd.(b)	29,457	419,174
Elco Ltd.(b)	6,844	193,906
Electra Ltd./Israel	1,545	586,548
Kvutzat Acro Ltd., NVS	16,571	165,307
Shapir Engineering and Industry Ltd.	103,660	619,124
Shikun & Binui Ltd.(a)	238,267	621,059
		2,605,118
Consumer Finance — 0.5%
Isracard Ltd.	145,385	568,187

Consumer Staples Distribution & Retail — 1.1%
M Yochananof & Sons Ltd.	3,653	137,082
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	6,529	368,541
Shufersal Ltd.(a)	193,413	884,184
		1,389,807
Distributors — 0.1%
Tadiran Group Ltd.	2,499	147,702

Diversified REITs — 0.8%
Reit 1 Ltd.	141,392	616,491
Sella Capital Real Estate Ltd.	157,986	367,265
		983,756
Diversified Telecommunication Services — 1.5%
Bezeq The Israeli Telecommunication Corp. Ltd.	1,408,963	1,823,181

Electronic Equipment, Instruments & Components — 0.1%
Nayax Ltd.(a)	5,936	116,677

Food Products — 0.6%
Mehadrin Ltd.(a)	0	20
Strauss Group Ltd.(a)	38,233	733,913
		733,933
Health Care Equipment & Supplies — 1.3%
Inmode Ltd.(a)	57,523	1,366,171
Nano-X Imaging Ltd.(a)(b)	39,597	265,300
		1,631,471
Security	Shares	Value

Hotels, Restaurants & Leisure — 0.7%
Fattal Holdings 1998 Ltd.(a)	5,379	$552,508
NEOGAMES SA(a)	9,869	275,148
		827,656
Household Durables — 0.7%
Azorim-Investment Development & Construction Co. Ltd.(a)	53,104	201,338
Danya Cebus Ltd.	5,629	146,355
Electra Consumer Products 1970 Ltd.(b)	8,548	168,725
Maytronics Ltd.	35,998	347,061
		863,479
Independent Power and Renewable Electricity Producers — 2.6%
Energix-Renewable Energies Ltd.	198,832	627,972
Enlight Renewable Energy Ltd.(a)	85,741	1,479,540
Kenon Holdings Ltd./Singapore	15,523	342,683
OPC Energy Ltd.(a)	81,531	497,166
OY Nofar Energy Ltd.(a)	13,019	296,204
		3,243,565
Industrial Conglomerates — 0.2%
Arad Investment & Industrial Development Ltd.	2,812	308,490
Insurance — 2.6%
Clal Insurance Enterprises Holdings Ltd.(a)	45,996	677,269
Harel Insurance Investments & Financial Services Ltd.	76,181	567,743
Menora Mivtachim Holdings Ltd.	15,824	373,032
Migdal Insurance & Financial Holdings Ltd.	307,713	349,755
Phoenix Holdings Ltd. (The)	134,551	1,282,172
		3,249,971
IT Services — 4.3%
Formula Systems 1985 Ltd.	7,247	433,514
Matrix IT Ltd.	25,420	474,765
One Software Technologies Ltd.	33,868	422,802
Wix.com Ltd.(a)	39,506	4,009,859
		5,340,940
Machinery — 0.5%
Kornit Digital Ltd.(a)	36,506	678,647

Marine Transportation — 0.4%
ZIM Integrated Shipping Services Ltd.(b)	69,658	487,606

Media — 0.8%
Perion Network Ltd.(a)	34,222	984,388

Oil, Gas & Consumable Fuels — 2.1%
Delek Group Ltd.	6,732	868,058
Equital Ltd.(a)	17,183	482,498
Naphtha Israel Petroleum Corp. Ltd.	24,240	112,731
Oil Refineries Ltd.	1,844,605	579,475
Paz Oil Co. Ltd.(a)(b)	7,335	628,197
		2,670,959
Personal Care Products — 0.3%
Oddity Tech Ltd., NVS.	11,510	392,261

Pharmaceuticals — 6.6%
Taro Pharmaceutical Industries Ltd.(a)(b)	6,902	248,472
Teva Pharmaceutical Industries Ltd., ADR(a)	815,411	8,007,336
		8,255,808
Professional Services — 1.2%
Danel Adir Yeoshua Ltd.	3,825	307,708
Fiverr International Ltd.(a)(b)	23,734	619,220
Hilan Ltd.	11,655	596,029
		1,522,957

Schedule of Investments (unaudited) (continued)	iShares® MSCI Israel ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development — 8.2%
AFI Properties Ltd.(a)	0	$23
Africa Israel Residences Ltd.	4,652	242,030
Airport City Ltd.(a)	49,523	775,820
Alony Hetz Properties & Investments Ltd.	111,211	758,300
Amot Investments Ltd.	171,287	872,087
Aura Investments Ltd.	97,061	244,715
Azrieli Group Ltd.	30,874	1,790,771
Big Shopping Centers Ltd.(a)	9,842	879,738
Blue Square Real Estate Ltd.	3,957	249,143
Brack Capital Properties NV(a)	0	16
Electra Real Estate Ltd.	16,521	169,341
G City Ltd.	64,270	203,240
Gav-Yam Lands Corp. Ltd.	0	1
Israel Canada T.R Ltd.	99,056	245,810
Isras Investment Co. Ltd.	1,346	253,740
Mega Or Holdings Ltd.	17,343	326,422
Melisron Ltd.	17,279	1,200,393
Mivne Real Estate KD Ltd.	439,335	1,155,648
Prashkovsky Investments and Construction Ltd.	5,275	111,391
Summit Real Estate Holdings Ltd.	29,645	375,670
YH Dimri Construction & Development Ltd.	5,474	354,562
		10,208,861
Semiconductors & Semiconductor Equipment — 5.0%
Camtek Ltd./Israel(a)	21,147	1,365,214
Nova Ltd.(a)	20,956	2,665,802
Tower Semiconductor Ltd.(a)	80,114	2,196,489
		6,227,505
Software — 24.4%
Cellebrite DI Ltd.(a)(b)	35,684	301,530
Check Point Software Technologies Ltd.(a)	68,089	9,940,994
CyberArk Software Ltd.(a)	30,384	6,054,620
Magic Software Enterprises Ltd.	19,443	179,486
Monday.com Ltd.(a)	19,318	3,474,149
Nice Ltd.(a)	46,073	8,745,608
Pagaya Technologies Ltd., NVS	175,195	222,498
Radware Ltd.(a)(b)	27,533	419,878
Riskified Ltd.(a)	63,365	254,093
Sapiens International Corp. NV	24,076	610,475
SimilarWeb Ltd.(a)	19,643	98,608
WalkMe Ltd.(a)	15,885	155,991
		30,457,930
Security	Shares	Value

Specialty Retail — 0.7%
Delek Automotive Systems Ltd.	41,894	251,048
Fox Wizel Ltd.	6,027	385,837
Retailors Ltd.	14,193	254,129
		891,014
Technology Hardware, Storage & Peripherals — 0.3%
Nano Dimension Ltd., ADR(a)(b)	159,249	366,273

Textiles, Apparel & Luxury Goods — 0.3%
Delta Galil Industries Ltd.(b)	8,460	325,406

Wireless Telecommunication Services — 0.5%
Cellcom Israel Ltd.(a)	77,375	265,332
Partner Communications Co. Ltd.(a)	88,072	384,938
		650,270

Total Long-Term Investments — 100.0%
(Cost: $160,383,408)		124,895,491

Short-Term Securities

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)(e)	1,816,335	1,817,243
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(c)(d)	100,000	100,000

Total Short-Term Securities — 1.5%
(Cost: $1,916,880)		1,917,243

Total Investments — 101.5%
(Cost: $162,300,288)		126,812,734

Liabilities in Excess of Other Assets — (1.5)%		(1,859,319)

Net Assets — 100.0%		$124,953,415

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,746,318	$—	$(9,930,824	)(a)	$1,918	$(169)	$1,817,243	1,816,335	$30,680	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	150,000	—	(50,000	)(a)	—	—	100,000	100,000	1,388		—
					$1,918	$(169)	$1,917,243		$32,068		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Israel ETF
November 30, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	1	12/15/23	$48	$250

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$42,532,437	$82,363,054	$—	$124,895,491
Short-Term Securities
Money Market Funds	1,917,243	—	—	1,917,243
	$44,449,680	$82,363,054	$—	$126,812,734
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$250	$—	$250

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

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